Financial Liabilities at Fair Value Through Profit or Loss - Schedule of Trading Liabilities by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	€ 73,596	€ 83,167
Equity securities [member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	601	1,975
Debt securities [member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	5,126	4,146
Funds on deposit [member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	41,956	37,753
Derivatives [member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	€ 25,913	€ 39,293